Document and Entity Information	Jul. 03, 2025
Cover [Abstract]
Entity Registrant Name	AMBAC FINANCIAL GROUP INC
Amendment Flag	false
Entity Central Index Key	0000874501
Document Type	8-K
Document Period End Date	Jul. 03, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-10777
Entity Tax Identification Number	13-3621676
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	658-7470
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	AMBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false